Employee and Agent Benefits - Fair Value of Plan Assets (Details) - Other postretirement benefits - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined benefit plan, fair value of plan assets
Fair value of plan assets	$ 70.4	$ 89.5	$ 751.1
Cash and cash equivalents
Defined benefit plan, fair value of plan assets
Fair value of plan assets	0.5	0.5
Fixed income security portfolios
Defined benefit plan, fair value of plan assets
Fair value of plan assets	34.7	41.8
U.S. equity portfolios
Defined benefit plan, fair value of plan assets
Fair value of plan assets	25.6	32.9
International equity portfolios
Defined benefit plan, fair value of plan assets
Fair value of plan assets	9.6	14.3
Fair value hierarchy Level 1
Defined benefit plan, fair value of plan assets
Fair value of plan assets	70.4	89.5
Fair value hierarchy Level 1 | Cash and cash equivalents
Defined benefit plan, fair value of plan assets
Fair value of plan assets	0.5	0.5
Fair value hierarchy Level 1 | Fixed income security portfolios
Defined benefit plan, fair value of plan assets
Fair value of plan assets	34.7	41.8
Fair value hierarchy Level 1 | U.S. equity portfolios
Defined benefit plan, fair value of plan assets
Fair value of plan assets	25.6	32.9
Fair value hierarchy Level 1 | International equity portfolios
Defined benefit plan, fair value of plan assets
Fair value of plan assets	$ 9.6	$ 14.3